Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

30    Subsequent events

Buyback agreement

On January 6, 2021, our Board of Directors approved a share repurchase program, or the Repurchase Program, to comply with management long-term incentive plan obligations. Pursuant to the Repurchase Program, we may repurchase up to 500,000 of our outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on January 6, 2021 continuing until the earlier of the completion of the repurchase or January 6, 2023, depending upon market conditions. As of the date of this annual report, we had purchased an aggregate of 276,581 Class A common shares for a total of approximately US$ 9.8 million under the Repurchase Program.

Acquisition of additional shares of Geekie

On January 20, 2021, Arco acquired an additional 1.36% interest in Geekie’s share capital through a capital increase of R$4,000, increasing its total interest to 57.42%.

Investment in INCO Limited (“INCO”)

On January 25, 2021, we entered into a Shares Purchase Agreement with INCO Limited, or INCO, the controlling entity of OISA, a company that provides financial and administrative services to private schools, according to which we acquired 8,571,427 series B ordinary shares, equivalent to 30% of the total stock capital of INCO, for a total amount of R$25,000. Accordingly, based on the signed agreement, the Company does not have control of INCO and it has significative influence over the entity since it has one of the four members of Board of Directors.

Acquisition of Nave

Pursuant to the investment and share purchase agreement for the acquisition of Nave, on February 25, 2021 Arco paid the second tranche and anticipated the third one, corresponding to 49.0% of the outstanding share capital of Nave for the amount of R$22,646. At that date, the Company has 100.0% of Nave’s shares.

Acquisition of COC and Dom Bosco learning systems

On March 6, 2021, the Company announced that it has entered into a definitive agreement (the “Purchase Agreement”) with Pearson Education do Brasil Ltda. (“Pearson”) to acquire COC and Dom Bosco, two important K-12 learning systems in Brazil, for R$920 million in cash.

COC and Dom Bosco have over 50 years of academic track record in Brazil, serving over 800 partner schools and around 210 thousand students in all regions of the country, from pre-K to high school and pre-university. The brands have a strong presence in the Southeast region of Brazil, especially in the state of São Paulo.

Arco expects to accelerate the growth of COC and Dom Bosco by updating their content and technology, improving distribution and customer service capabilities, as well as to cross-sell supplemental solutions within the COC and Dom Bosco partner school base.

Pursuant to the Purchase Agreement, Arco will acquire 100% of COC and Dom Bosco learning systems for R$920 million in cash, equivalent to 14.4x 2020 EBITDA, with (i) 80% of the purchase price payable at the time of closing, and (ii) the remaining 20% of the purchase price payable on the first anniversary of the closing date, as adjusted. The transaction also includes an agreement with Pearson to distribute some supplemental educational solutions for K-12 schools in Brazil.

This transaction is not subject to any shareholder approvals, but is subject to customary closing conditions, including Brazilian antitrust approvals.

Acquisition of Me Salva!

On March 12, 2021, the Company announced that it has acquired Me Salva!, an online educational solution that prepares students to be admitted to the best universities in Brazil.

Me Salva! was founded in 2011 with the mission of helping students to improve their ENEM scores and to be admitted to the best universities in the country. The online solution offers recorded and live video classes, comprehensive exercises, essay writing tools, assessment tests, 1-on-1 tutoring and personalized study plans. Over 900 thousand students have used Me Salva! in 2020, and the company has grown its revenues by 36% per year between 2016 and 2020.

This transaction expands Arco’s supplemental solutions portfolio to test prep and tutoring, a vertical with an estimated addressable market of R$5 billion and favorable growth prospects. The deal rationale relies on accelerating Me Salva!’s growth by leveraging Arco’s resources, and strengthening Arco’s B2B2C winning factors with new digital capabilities.

***